PROPERTY, EQUIPMENT AND SOFTWARE, NET	3 Months Ended
Mar. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

12. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Cost
Leasehold improvement	147,704	155,548	159,780
Computer equipment	194,513	155,419	149,134
Software	23,500	26,031	26,032
Furniture	19,611	23,491	19,143
Vehicle and motor	12,220	6,553	3,761
Construction in progress	13,629	4,763	3,553
Total property, equipment and software	411,177	371,805	361,403

Less: accumulated depreciation and amortization
Leasehold improvement	(100,269)	(142,774)	(145,134)
Computer equipment	(90,134)	(99,358)	(109,323)
Software	(6,523)	(8,453)	(9,077)
Furniture	(8,037)	(8,311)	(8,823)
Vehicle and motor	(6,943)	(2,795)	(1,488)
Total accumulated depreciation and amortization	(211,906)	(261,691)	(273,845)

Net book value	199,271	110,114	87,558

The total amounts charged to the Consolidated Statements of Comprehensive Loss for depreciation and amortization expenses amounted to approximately RMB68.2 million, RMB88.8 million and RMB88.9 million for the year ended December 31, 2017, 2018 and 2019, respectively, and RMB21.3 million for the three months ended March 31, 2020.